Long-Term Investments (Details)			12 Months Ended
	Dec. 18, 2024 USD ($) shares	Nov. 20, 2024 USD ($) shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 USD ($)	Nov. 08, 2022 USD ($)
Long-Term Investments [Line Items]
Purchase price		$ 15,000,000
Long term investments			$ 15,435,274	$ 71,045
Shares issued (in Shares) | shares			2,126,729
Payments for long term investments			$ 2,500,000
Cloudshelf Limited [Member]
Long-Term Investments [Line Items]
Consideration amount					$ 71,045
Ownership percentage					13.50%
Purchase Agreement [Member]
Long-Term Investments [Line Items]
Stock issuance costs	$ 7,500,000
Neckon Consideration Shares [Member] | Purchase Agreement [Member]
Long-Term Investments [Line Items]
Shares issued (in Shares) | shares	262,325
Number of trading days	30
Stock issuance costs	$ 7,500,000
Neckom Additional Consideration Shares [Member] | Purchase Agreement [Member]
Long-Term Investments [Line Items]
Shares issued (in Shares) | shares	262,325
Stock issuance costs	$ 1,200,000
Payment of consideration	$ 7,500,000
Cash Consideration [Member] | Neckom [Member]
Long-Term Investments [Line Items]
Consideration amount		7,500,000
Share Consideraton [Member} | Neckom [Member]
Long-Term Investments [Line Items]
Consideration amount		$ 7,500,000
Series B Preferred Stock [Member] | Cash Consideration [Member]
Long-Term Investments [Line Items]
Long term investments			$ 5,000,000
Neckom [Member] | Series B Preferred Stock [Member] | Purchase Agreement [Member]
Long-Term Investments [Line Items]
Shares purchased (in Shares) | shares		12,250,000
Preferred stock, percentage		20.00%
Long term investments		$ 7,500,000
Proceeds from Sale of Long-Term Investments		$ 7,500,000